Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax [Abstract]
Loss on ordinary activities before tax	$ 1,218	$ 2,409
Statutory UK income tax rate	19.00%	19.00%	17.00%
Loss at statutory income tax rate	$ 231	$ 458
Change in deferred rate and true-up	0	(2,665)
Foreign currency effect on deferred tax liability	(2,542)	1,425
Other adjustments	96	0
Research and development credit	149	500
Losses (unrecognized)	(231)	(458)
Income tax expense	$ 2,297	$ 740